SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

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NATURE OF OPERATIONS AND ORGANIZATION

Three Forks,  Inc. (the  "Company")  was  incorporated  on March 28, 2012 in the

State of Colorado.  The Company's business plan focuses on the development as an independent energy company engaged in the acquisition,  exploration, development and production of North American conventional oil and gas properties through the acquisition of leases and/or royalty interests and developing the properties for maximum cash flow.

On September 7, 2012, the Company acquired working  interests between 10.12% and

10.50% in five (5) producing  oil and gas wells along with mineral  interests in proved undeveloped  leaseholds totaling  approximately 320 acres located in Weld county  Colorado  valued at $1,477,990 as well as a 76.25%  working  interest in undeveloped leaseholds totaling approximately 120 acres located in Morgan county

Colorado valued at $14,000 in exchange for the issuance of 700,000 shares of the

Company's  common  stock  valued  at  $1,400,000  or  $2.00  per  share  and the assumption  of certain debt in the amount of $91,990.  In addition,  the Company was  required  to fund an escrow  account  in the  amount of  $55,000  for legal services  that  may  occur  over a  three  year  period  from  the  date  of the acquisition and this escrow account at June 30, 2013 and December 31, 2012 has a balance of $55,122  and $55,081  respectively.  Effective  January 1, 2013,  the

Company sold its entire interest in these oil and gas properties located in Weld county Colorado for $1,600,000 in cash. See Note 4 - Property Held for Sale.

On December 31, 2012, the Company entered into a Farmout  Agreement  ("Farmout")

where the  Company  had a 100%  working  interest  in  320gross/290net  acres of mineral  interests  located in Archer  county Texas  subject to the Farmout.  In consideration  of Three  Forks No 1 LLC, a Colorado  limited  liability  company

("LLC"),  undertaking  and paying it's pro rata portion of the costs  associated with the  drilling  and  completion  of 9 wells in  Archer  county  Texas on the

Farmout  property,  the  Company  assigned  87% of the  working  interest in the

Farmout to the LLC. Likewise, on January 1, 2013, the Company assigned 3% of the working  interest in the Farmout to three  members of the Board of  Directors of the Company.

Effective  June 30,  2013,  the  Company  acquired a 37.5%  working  interest in certain  oil  and  gas  properties  located  in  Louisiana  and  Texas  totaling approximately  1955.41 gross acres in exchange for $1,900,000 in cash as part of a purchase sale and participation agreement dated February 27, 2013 to acquire a total of 75% working  interest in the  properties  as well as  participate  in a development  program that  includes the drilling and  completion  of  additional wells.  This acquisition is subject to a reversionary  event whereby the Company must acquire on September 1, 2013, the remaining  37.5% of the working  interest in the  properties for $1,900,000 in cash or the Company must revert back to the

Seller the 37.5% working interest acquired effective June 30, 2013.

The Company's  acquisition  of the 37.5% of working  interest in the oil and gas properties was accounted for as an acquisition for accounting purposes.

INCOME TAXES

The Company  accounts for income taxes under the liability  method as prescribed

by  ASC  authoritative  guidance.   Deferred  tax  liabilities  and  assets  are

determined based on the difference between the financial statement and tax bases of assets and  liabilities  using enacted rates  expected to be in effect during the year in which the basis difference  reverses.  The realizability of deferred tax assets are evaluated annually and a valuation allowance is provided if it is more likely than not that the  deferred  tax assets will not give rise to future benefits in the Company's income tax returns.

The Company has adopted ASC guidance  regarding  accounting  for  uncertainty in income  taxes.  This  guidance  clarifies  the  accounting  for income  taxes by prescribing the minimum recognition threshold an income tax position is required to meet before being  recognized in the financial  statements and applies to all income tax  positions.  Each income tax  position  is assessed  using a two step process.  A determination is first made as to whether it is more likely than not that the income tax position will be  sustained,  based upon  technical  merits,

upon  examination  by the taxing  authorities.  If the income  tax  position  is expected to meet the more likely than not criteria,  the benefit recorded in the financial  statements  equals the largest amount that is greater than 50% likely to be realized upon its ultimate  settlement.  At June 30, 2013 and December 31,

2012 there were no uncertain tax positions that required accrual.

(LOSS) PER SHARE

(Loss) per share  requires  presentation  of both basic and  diluted  (loss) per common share.  Common share equivalents,  if used, would consist of any options,

warrants  and  contingent  shares,  and would not be  included  in the  weighted average  calculation  since their effect would be  anti-dilutive  due to the net

(loss).  At June 30, 2013 and  December 31,  2012,  the Company had  outstanding

4,175,000 and 0, respectively options, warrants or contingent shares.

USE OF ESTIMATES

The preparation of financial  statements in conformity  with generally  accepted accounting  principles  in the United States of America  requires  management to make  estimates and  assumptions  that affect the reported  amount of assets and liabilities and disclosures of contingent  assets and liabilities at the date of the  financial  statements  and the  reported  amounts of revenues  and expenses during the reporting  period.  Actual results could differ from those estimates,

and such differences may be material to the financial statements.

CONCENTRATION OF CREDIT RISK

The  Company,  from time to time during the periods  covered by these  financial statements,  may have bank balances in excess of its insured limits.  Management has deemed this a normal business risk.

CASH AND CASH EQUIVALENTS

For purposes of the statement of cash flows, the Company  considers all cash and highly liquid  investments with initial maturities of three months or less to be cash equivalents.

ACCOUNTS RECEIVABLE

Accounts  receivable  are stated at their cost less any  allowance  for doubtful accounts.  The  allowance  for  doubtful  accounts is based on the  management's assessment of the  collectability of specific customer accounts and the aging of the  accounts  receivable.  If  there  is  deterioration  in a major  customer's

creditworthiness   or  if  actual   defaults  are  higher  than  the  historical

experience,  the management's  estimates of the recoverability of amounts due to the Company could be adversely affected.  Based on the management's  assessment,

there is no reserve  recorded at June 30, 2013 and December  31,  2012.

REVENUE RECOGNITION

The Company  recognizes  revenue  from the  exploration  and  production  of the

Company's oil and gas properties in the period of production.

PROPERTY AND EQUIPMENT

The Company  follows the full cost method of accounting  for oil and natural gas operations. Under this method all productive and nonproductive costs incurred in connection with the acquisition, exploration, and development of oil and natural gas reserves are capitalized. No gains or losses are recognized upon the sale or other  disposition of oil and natural gas properties except in transactions that would significantly alter the relationship  between capitalized costs and proved reserves.  The costs of unevaluated  oil and natural gas properties are excluded from the  amortizable  base until the time that either proven reserves are found or it has been  determined  that such  properties  are  impaired.  As properties become  evaluated,  the  related  costs  transfer  to proved oil and natural gas

properties  using  full  cost  accounting.   There  were  capitalized  costs  of

$1,972,532  and $0  included  in the  amortization  base at June  30,  2013  and

December 31, 2012,  respectively and the Company did not expense any capitalized costs for the six months  ended June 30, 2013 and for the period  March 28, 2012

(inception)  through June 30, 2012 and for the period March 28, 2012 (inception)

through December 31, 2012.

Management  capitalizes  additions to property and equipment.  Expenditures  for repairs and  maintenance  are charged to expense.  Property  and  equipment  are

carried  at  cost.   Adjustment  of  the  asset  and  the  related   accumulated

depreciation  accounts  are made for  property  and  equipment  retirements  and disposals,  with  the  resulting  gain  or loss  included  in the  statement  of operations.  The  Company has not  capitalized  any  internal  costs for the six months ended June 30, 2013 and for the period March 28, 2012 (inception) through

June 30, 2012 and for the period March 28, 2012 (inception) through December 31,

2012.

In accordance  with  authoritative  guidance on accounting for the impairment or disposal of long-lived assets, as set forth in Topic 360 of the ASC, the Company assesses  the  recoverability  of the  carrying  value  of its  non-oil  and gas long-lived  assets when events occur that  indicate an  impairment  in value may exist. An impairment  loss is indicated if the sum of the expected  undiscounted future net cash flows is less than the  carrying  amount of the assets.  If this occurs,  an impairment  loss is recognized  for the amount by which the carrying amount of the assets exceeds the estimated  fair value of the assets.  No events occurred  during the six months ended June 30, 2013 and for the period March 28,

2012 through June 20, 2012 and for the period March 28, 2012 (inception) through

December 31, 2012 that would be indicative of possible impairment.

DEPRECIATION

For  financial  reporting  purposes,  depreciation  and  amortization  of  other property  and  equipment  is computed  using the  straight-line  method over the estimated  useful  lives of assets at  acquisition.  For  income  tax  reporting purposes,  depreciation of other  equipment is computed using the  straight-line

and  accelerated   methods  over  the  estimated   useful  lives  of  assets  at

acquisition.

Depreciation   and  depletion  of  capitalized   acquisition,   exploration  and

development costs are computed on the  units-of-production  method by individual fields on the  basis of the total  estimated  units of  proved  reserves  as the related proved reserves are produced.

Depreciation  and  amortization  of oil and gas property and other  property and equipment  for the six months  ended June 30, 2013 and for the period  March 28,

2012 (inception) through June 30, 2012 is $1,970 and $0, respectively and $5,918 for the period March 28, 2012 (inception) through December 31, 2012.

OTHER COMPREHENSIVE INCOME

The  Company  has  no  material  components  of  other  comprehensive  loss  and accordingly, net loss is equal to comprehensive loss for the period.

SHARE-BASED COMPENSATION

The Company  accounts  for  share-based  payment  accruals  under  authoritative guidance  on stock  compensation  as set  forth in the  Topics  of the ASC.  The guidance  requires  all  share-based  payments to employees  and  non-employees,

including grants of employee and non-employee stock options, to be recognized in the financial statements based on their fair values.

GOING CONCERN AND MANAGEMENTS' PLANS

As shown in the accompanying  financial statements for the period ended June 30,

2013, the Company has reported an accumulated deficit of $1,773,148. At June 30,

2013,  the Company  has  current  assets of  $948,782,  including  cash and cash equivalents  of $741,728  and current  liabilities  of $614,726 but has sold its major proved oil and gas property as described in Note 4 and has  committed to a payment of  $1,900,000  on September 1, 2013 as described  more fully in Notes 1 and 5.

To the extent the Company's  operations are not sufficient to fund the Company's capital and  current  growth  requirements  the  Company  will  attempt to raise capital through the sale of additional shares of stock. At the present time, the

Company cannot provide assurance that it will be able to raise funds through the further issuance of equity in the Company.

The  accompanying  financial  statements  have been  prepared  assuming that the

Company will continue as a going concern,  however,  the above  conditions raise substantial doubt about the Company's ability to do so. The financial statements do not  include any  adjustment  to reflect the  possible  future  effect on the recoverability and  classification of assets or the amounts and  classifications of  liabilities  that may result  should the  Company be unable to continue as a going concern.

RECENT ACCOUNTING PRONOUNCEMENTS

The Company has reviewed all recently  issued but not yet  effective  accounting

pronouncements   and  does  not  believe   the  future   adoption  of  any  such

pronouncements  may be  expected  to cause a  material  impact on its  financial condition or results of operations.

SUBSEQUENT EVENTS

The Company  evaluates events and transactions  after the balance sheet date but before the financial statements are issued.